Junior Subordinated Deferrable Interest Debentures (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014 item	Feb. 11, 2014	Dec. 31, 2013
Junior subordinated deferrable interest debentures, major types of business trusts
Number of statutory business trusts issuing trust preferred securities	7
Junior subordinated deferrable interest debentures	$ 175,416,000		$ 190,726,000
Maximum number of consecutive quarterly period available for deferral of interest payment on Trusts VI, VII, VIII, IX, X, XI and XII	20
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum	25.00%
Percentage of capital securities issued by trust qualifying as Tier II capital, minimum	25.00%
Capital securities issued by the trust, qualifying as Tier I capital	175,416,000		190,726,000
Trust VII
Junior subordinated deferrable interest debentures, major types of business trusts
Redemption price discount (as a percent)		6.00%
Retirement of capital securities		10,310,000
Trust XI
Junior subordinated deferrable interest debentures, major types of business trusts
Redemption price discount (as a percent)	23.60%
Retirement of capital securities	5,000,000
Junior subordinated deferrable interest debentures	$ 27,990,000